UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number         811-21137

        Nuveen Quality Preferred Income Fund 2
(Exact name of registrant as specified in charter)

        333 West Wacker Drive, Chicago, Illinois, 60606
Address of principal executive offices) (Zip code)

Jessica R. Droeger—Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois, 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            12/31

Date of reporting period:          09/30/04

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

Portfolio of Investments (Unaudited)
Nuveen Quality Preferred Income Fund 2 (JPS)
September 30, 2004

					Ratings*
						Market
Shares	Description(1)		Coupon	Moody's	S&P	Value

	$25 PAR (or similar) SECURITIES - 63.9% (45.1% of Total Investments)
	Auto Components - 1.3%
916,800	Delphi Trust I		8.250%	Baa3	NR	$ 23,690,112

	Automobiles - 0.1%
20,000	DaimlerChrysler Corp. (PPLUS)		7.250%	A3	BBB	517,500
14,500	Ford Motor Company (SATURNS)		8.125%	Baa1	BBB-	379,175
38,000	Ford Motor Company, Series F (CORTS)		8.000%	Baa1	BBB-	995,980

	Beverages - 0.1%
106,100	Grand Metropolitan Delaware LP		9.420%	NR	BBB+	2,716,160

	Chemicals - 0.2%
68,000	Federal Home Loan Mortgage Corporation (a)		5.100%	Aa3	AA-	2,979,760

	Commercial Banks - 12.9%
152,060	ASBC Capital I		7.625%	Baa1	BBB-	4,075,208
135,900	BAC Capital Trust I		7.000%	Aa3	A-	3,561,939
168,500	BAC Capital Trust II		7.000%	Aa3	A-	4,448,400
218,300	BAC Capital Trust III		7.000%	Aa3	A-	5,778,401
680,000	Banco Santander SA, 144A		6.410%	A2	BBB+	16,764,720
44,100	Banco Totta & Acores Finance, Series A		8.875%	A3	NR	1,178,299
81,600	BancWest Capital I		9.500%	A3	A-	2,219,520
621,000	Banesto Holdings, Series A, 144A		10.500%	A2	NR	19,522,688
9,400	Bank One Capital I		8.000%	A1	A-	238,572
85,800	Bank One Capital II		8.500%	A1	A-	2,266,836
198,500	Bank One Capital Trust VI		7.200%	A1	A-	5,280,100
47,400	Bank One Capital V		8.000%	A1	A-	1,263,210
57,300	BankNorth Capital Trust II		8.000%	Baa1	BB+	1,535,640
42,900	BBVA Preferred Capital Ltd., Series B		7.750%	A1	A-	1,130,415
340,500	BCH Capital Ltd., Series B		9.430%	A2	BBB+	9,016,440
19,300	BNY Capital Trust IV, Series E		6.875%	A1	A-	487,325
46,200	BNY Capital Trust V, Series F		5.950%	A1	A-	1,137,444
446,100	BSCH Finance Ltd., Series Q		8.625%	A2	BBB+	11,777,040
73,800	Chase Capital Trust VIII, Series H		8.300%	A1	A-	1,944,630
105,000	Chittenden Capital Trust I		8.000%	Baa1	BB+	2,826,600
33,200	CIT Group Incorporated (CORTS)		7.750%	A3	BBB+	899,388
1,800	Citigroup Capital Trust IX		6.000%	Aa2	A	44,640
32,300	Citigroup Capital Trust VI		6.875%	Aa2	A	815,898
258,800	Citigroup Capital Trust VII		7.125%	Aa2	A	6,824,556
415,000	Citigroup Capital Trust VIII		6.950%	Aa2	A	10,868,850
36,900	Citigroup Inc., Series H (a)		6.231%	Aa3	NR	2,027,655
225,500	Cobank ABC, 144A (a)		7.000%	NR	NR	12,369,126
239,700	Comerica Capital Trust I		7.600%	A3	BBB+	6,246,582
380,125	Compass Capital Trust III		7.350%	A3	BBB-	10,088,518
24,300	CSFB USA, Series 2002-10 (SATURNS)		7.000%	Aa3	A+	643,464
85,800	Fannie Mae (a)		5.125%	Aa3	NR	3,852,420
63,300	First Union Capital II, Series II (CORTS)		7.500%	A1	BBB+	1,671,753
31,300	First Union Institutional Capital II (CORTS)		8.200%	A1	BBB+	892,050
128,300	Fleet Capital Trust VI		8.800%	Aa3	A-	3,348,630
16,800	Harris Preferred Capital Corporation, Series A		7.375%	A1	A	423,864
88,300	JPM Capital Trust (CORTS)		7.200%	A2	A-	2,321,407
10,600	JPM Capital Trust I, Series 2001-1, Class A-1 (CORTS)		7.850%	A1	NR	281,854
221,100	JPMorgan Chase Capital Trust IX, Series I		7.500%	A1	A-	5,859,150
120,500	JPMorgan Chase Capital Trust X		7.000%	A1	NR	3,161,920
49,600	JPMorgan Chase Trust, Series 2002-6, Class A (SATURNS)		7.125%	A1	A-	1,301,752
34,400	KeyCorp (PCARS)		7.500%	A3	NR	927,768
30,400	KeyCorp, Series 2001-7 (CORTS)		7.750%	A3	BBB	803,168
91,300	KeyCorp, Series B (CORTS)		8.250%	A3	BBB	2,437,710
239,800	National Commerce Capital Trust II		7.700%	A1	A-	6,417,048
112,200	National Westminster Bank plc, Series A		7.875%	Aa2	A+	2,883,540
38,100	Regions Finance Trust I		8.000%	A2	BBB+	1,017,270
139,600	SunTrust Capital Trust IV		7.125%	A1	A-	3,665,896
108,300	SunTrust Capital Trust V		7.050%	A1	A-	2,829,879
658,100	USB Capital Trust III		7.750%	A1	A-	17,472,555
225,400	USB Capital Trust IV		7.350%	A1	A-	5,966,338
95,900	USB Capital Trust V		7.250%	A1	A-	2,515,457
90,800	VNB Capital Trust I		7.750%	Baa1	BBB	2,413,464
41,400	Washington Mutual Capital Trust I, Series 2001-22, Class A-1 (CORTS)		7.650%	Baa1	BBB	1,092,132
10,200	Well Fargo Capital Trust IX		5.625%	Aa2	A	238,782
16,700	Wells Fargo Capital Trust IV		7.000%	Aa2	A	441,047
182,200	Wells Fargo Capital Trust V		7.000%	Aa2	A	4,751,776
25,700	Wells Fargo Capital Trust VI		6.950%	Aa2	A-	672,569
539,200	Zions Capital Trust B		8.000%	Baa1	BB+	14,677,024

	Consumer Finance - 1.7%
528,700	Household Capital Trust V, Series X		10.000%	A3	BBB+	13,931,245
620,196	Household Capital Trust VI		8.250%	A3	BBB+	16,751,494
61,200	Household Capital Trust VII		7.500%	A3	BBB+	1,639,548

	Diversified Financial Services - 6.0%
101,400	Bear Stearns Capital Trust III		7.800%	A2	BBB	2,706,366
40,490	Citigroup Inc., Series M (a)		5.864%	Aa3	A	2,105,480
1,043,000	Countrywide Capital Trust IV		6.750%	Baa1	BBB+	26,314,890
80,000	Federal Home Loan Mortgage Corporation (a)		5.000%	Aa3	AA-	3,496,000
300,000	General Electric Capital Corporation		6.100%	Aaa	NR	7,620,000
199,700	General Electric Capital Corporation		6.625%	Aaa	AAA	5,254,107
360,600	Household Finance Corporation		6.875%	A1	A	9,483,780
11,000	JPMorgan Chase Capital Trust XI		5.875%	A1	A-	262,020
5,000	JPMorgan Chase Capital Trust XII		6.250%	A1	A-	125,550
278,100	Lehman Brothers Holdings Capital Trust III, Series K		6.375%	A2	BBB+	6,952,500
102,900	Lehman Brothers Holdings Capital Trust IV, Series L		6.375%	A2	BBB+	2,582,790
37,300	Lehman Brothers Holdings Capital Trust V, Series M		6.000%	A2	BBB+	894,827
42,000	Lehman Brothers Holdings Inc., Series C (a)		5.940%	NR	BBB+	2,140,950
156,200	Merrill Lynch Capital Trust		7.000%	A1	A-	4,100,250
117,500	Merrill Lynch Capital Trust II		8.000%	A1	A-	3,217,150
103,500	Merrill Lynch Preferred Capital Trust		7.750%	A1	A-	2,783,115
80,800	Merrill Lynch Preferred Capital Trust IV		7.120%	A1	A-	2,142,008
135,200	Merrill Lynch Preferred Capital Trust V		7.280%	A1	A-	3,650,400
47,700	Morgan Stanley (PPLUS)		7.050%	Aa3	A+	1,222,074
161,408	Morgan Stanley Capital Trust II		7.250%	A1	A-	4,241,802
457,500	Morgan Stanley Capital Trust III		6.250%	A1	A-	11,359,725
380,000	Morgan Stanley Capital Trust IV		6.250%	A1	A-	9,378,400
18,600	Morgan Stanley Capital Trust V		5.750%	A1	NR	437,100

	Diversified Telecommunication Services - 0.2%
12,400	BellSouth Corporation		7.125%	NR	A	325,872
10,100	BellSouth Inc. (CORTS)		7.000%	Aa3	NR	265,832
9,100	BellSouth Telecommunications (PPLUS)		7.300%	Aa3	A	242,515
31,800	SBC Communications Inc.		7.000%	A1	A	828,072
28,400	Verizon Communications (CORTS)		7.625%	A2	A+	773,900
62,200	Verizon Global Funding Corporation (SATURNS)		7.500%	A2	A+	1,671,625
4,000	Verizon South Inc., Series F		7.000%	A1	A+	104,520

	Electric Utilities - 4.6%
189,500	Alabama Power Company (a)		5.830%	Baa1	BBB+	4,718,550
17,200	Consolidated Edison Company of New York Inc.		7.500%	A1	A	456,316
1,000	Detroit Edison Company		7.540%	Baa2	BBB-	25,430
9,500	Detroit Edison Company		7.625%	Baa2	BBB-	241,300
92,500	Dominion CNG Capital Trust I		7.800%	Baa1	BBB-	2,474,375
46,200	Dominion Resources Capital Trust II		8.400%	Baa2	NR	1,244,628
27,400	DTE Energy Trust I		7.800%	Baa3	BBB-	728,018
5,500	Entergy Arkansas Inc.		6.700%	Aaa	AAA	146,685
49,000	Entergy Louisiana Inc.		7.600%	Baa1	A-	1,309,280
1,298,000	Entergy Mississippi Inc.		7.250%	Baa2	A-	34,526,800
3,000	Georgia Power Capital Trust V		7.125%	A3	BBB+	79,020
942,120	Interstate Power & Light Company, Series B (a)		8.375%	Baa3	NR	30,289,158
41,000	OGE Energy Capital Trust I		8.375%	Baa2	BBB-	1,045,500
51,000	Public Service Company of Oklahoma, Series B		6.000%	Aaa	AAA	1,287,750
56,700	Tennessee Valley Authority, Series D		6.750%	Aaa	NR	1,419,768
254,000	Virginia Power Capital Trust		7.375%	Baa1	BBB	6,832,600

	Food Products - 0.7%
125,000	Dairy Farmers of America Inc., 144A (a)		7.875%	Baa3	NR	13,000,000

	Gas Utilities - 0.3%
51,700	AGL Capital Trust II		8.000%	Baa2	BBB	1,373,669
151,900	TransCanada Pipeline		8.250%	A3	BBB	3,926,615

	Healthcare Providers & Services - 0.1%
53,700	Aetna Incorporated		8.500%	Baa2	BBB	1,445,067

	Industrial Conglomerates - 0.0%
16,000	Philadelphia Authority for Industrial Development, Pennsylvania, Pension Funding Bonds, Series 1999C		6.550%	NR	AAA	401,600

	Insurance - 16.7%
972,600	Ace Ltd., Series C		7.800%	Baa2	BBB-	26,162,940
30,500	AMBAC Financial Group Inc.		5.950%	Aa2	AA	750,910
33,900	American General Capital III		8.050%	Aa1	AA	906,825
472,557	Delphi Financial Group Inc.		8.000%	Ba1	BBB	12,527,486
20,000	EverestRe Capital Trust II		6.200%	Baa1	BBB	469,400
2,827,000	EverestRe Group Limited		7.850%	Baa1	BBB	77,459,800
43,400	Financial Security Assurance Holdings		6.875%	Aa2	AA	1,129,702
693,000	Financial Security Assurance Holdings		6.250%	Aa2	AA	17,519,040
25,900	Great-West L&A Capital Trust I, Series A		7.250%	A3	A-	651,385
258,000	Hartford Capital Trust III, Series C		7.450%	Baa1	BBB	6,731,220
62,700	Hartford Life Capital Trust II, Series B		7.625%	Baa1	BBB	1,653,399
63,600	ING Capital Funding Trust II		9.200%	A2	A-	1,695,576
5,000	ING Groep NV		6.200%	A2	A-	122,650
1,406,955	ING Group NV		7.050%	NA	A-	36,763,734
1,476,400	ING Group NV		7.200%	A2	A-	39,272,240
78,300	Lincoln National Capital Trust V, Series E		7.650%	Baa1	BBB	2,074,950
34,100	Lincoln National Capital Trust VI		6.750%	Baa1	BBB	895,125
22,200	MBIA Inc.		8.000%	Aa2	AA	592,962
7,500	Metlife Inc.		5.875%	A2	A	181,500
233,681	PartnerRe Limited		7.900%	A3	BBB+	6,286,019
449,720	PartnerRe Limited, Series C		6.750%	Baa1	NR	11,436,380
104,200	PLC Capital Trust III		7.500%	Baa1	BBB+	2,736,292
440,940	PLC Capital Trust IV		7.250%	Baa1	BBB+	11,636,407
10,200	PLC Capital Trust V		6.125%	Baa1	BBB+	247,758
143,000	Prudential plc		6.750%	Baa1	A	3,636,490
304,360	RenaissanceRe Holdings Ltd., Series A		8.100%	NR	NR	8,175,110
138,400	RenaissanceRe Holdings Ltd., Series B		7.300%	Baa2	NR	3,660,680
5,400	RenaissanceRe Holdings Ltd., Series C		6.080%	Baa2	BBB+	127,332
12,100	Safeco Capital Trust I (CORTS)		8.750%	Baa2	BBB-	363,000
78,900	Safeco Capital Trust I (CORTS)		8.700%	Baa2	BBB-	2,116,098
59,700	Safeco Capital Trust I, Series 2001-4 (CORTS)		8.750%	Baa2	BBB-	1,596,975
1,200	Safeco Corporation, Series 2002-5 (SATURNS)		8.250%	Baa2	BBB-	32,160
63,200	Torchmark Capital Trust I		7.750%	Baa1	A-	1,701,344
17,900	W.R. Berkley (CORTS)		8.250%	NR	BBB-	489,923
558,900	XL Capital Ltd., Series A		8.000%	A3	NR	15,269,148
537,617	XL Capital Ltd., Series B		7.625%	A3	NR	14,542,540

	IT Services - 0.0%
1,700	Vertex Industries Inc. (PPLUS)		7.625%	A2	A+	45,730

	Media - 0.1%
78,000	Viacom Inc.		7.300%	A3	A-	2,043,600

	Multi-Utilities & Unregulated Power - 0.2%
111,100	Energy East Capital Trust I		8.250%	Baa3	BBB-	2,965,259

	Oil & Gas - 1.0%
697,011	Nexen Inc.		7.350%	Baa3	BBB-	18,672,925

	Pharmaceuticals - 0.1%
14,500	Bristol Myers Squibb Company (CORTS)		6.250%	A1	NR	369,025
87,800	Rhone-Poulenc Overseas, Series A		8.125%	A3	BBB	2,248,558

	Real Estate - 15.4%
97,800	AvalonBay Communities, Inc., Series H		8.700%	Baa2	BBB	2,748,180
13,300	BRE Properties, Series B		8.080%	Baa3	BBB-	351,120
39,200	BRE Properties, Series C		6.750%	Baa3	BBB-	969,024
1,002,995	CarrAmerica Realty Corporation, Series E		7.500%	Baa3	BBB-	26,639,547
103,200	Developers Diversified Realty Corporation, Series F		8.600%	Ba1	BBB-	2,765,760
279,800	Developers Diversified Realty Corporation, Series G		8.000%	NR	BBB-	7,383,922
115,000	Developers Diversified Realty Corporation, Series H		7.375%	NR	BBB-	2,933,650
200,650	Duke-Weeks Realty Corporation, Series B		7.990%	Baa2	NR	10,954,246
38,600	Duke-Weeks Realty Corporation, Series I		8.450%	Baa2	BBB	1,019,426
323,900	Equity Office Properties Trust, Series G		7.750%	Baa3	BBB	8,657,847
88,800	Equity Residential Properties Trust		9.125%	Baa2	NR	2,349,648
40,000	Equity Residential Properties Trust, Series C		9.125%	Baa2	NR	1,094,400
63,250	Equity Residential Properties Trust, Series D		8.600%	Baa2	NR	1,745,068
1,000	Equity Residential Properties Trust, Series N		6.480%	NR	BBB	24,750
18,600	First Industrial Realty Trust, Inc., Series C		8.625%	Baa3	NR	524,148
25,918	Gables Residential Trust, Series D		7.500%	Baa3	BBB-	675,164
219,600	HRPT Properties Trust, Series A		9.875%	Baa3	BBB-	5,990,688
1,542,125	HRPT Properties Trust, Series B		8.750%	Baa3	BBB-	42,053,749
153,000	Kimco Realty Corporation, Series F		6.650%	Baa2	BBB+	3,978,000
147,350	New Plan Excel Realty Trust, Series D		7.800%	Baa3	NR	7,537,881
768,000	New Plan Excel Realty Trust, Series E		7.625%	NR	BBB-	19,952,640
91,728	Prologis Trust, Series G		6.750%	NR	BBB	2,283,110
107,600	PS Business Park Inc., Series I		6.875%	Ba1	BBB-	2,555,500
148,970	PS Business Parks Inc.		7.000%	Ba1	BBB-	3,649,765
400,000	PS Business Parks Inc., Series L		7.600%	Ba1	BBB-	10,204,000
5,000	Public Storage Inc.		6.125%	Baa2	BBB+	118,250
13,000	Public Storage Inc., Series F		9.750%	Baa2	BBB+	339,560
63,700	Public Storage Inc., Series Q		8.600%	Baa2	NR	1,699,516
215,395	Public Storage Inc., Series R		8.000%	Baa2	BBB+	5,690,736
39,600	Public Storage Inc., Series S		7.875%	Baa2	BBB+	1,045,044
91,365	Public Storage Inc., Series T		7.625%	Baa2	BBB+	2,379,145
94,900	Public Storage Inc., Series U		7.625%	Baa2	BBB+	2,491,125
142,300	Public Storage Inc., Series V		7.500%	Baa2	NR	3,770,950
32,900	Public Storage Inc., Series Z		6.250%	Baa2	NR	792,232
300,000	Regency Centers Corporation		7.450%	Baa3	BBB-	7,929,000
135,600	Regency Centers Corporation		7.250%	Baa3	BBB-	3,464,580
34,500	Simon Property Group, Inc., Series F		8.750%	Baa2	BBB-	931,155
326,041	Simon Property Group, Inc., Series G		7.890%	Baa2	BBB	17,319,298
40,700	Vornado Realty Trust, Series C		8.500%	Ba1	BBB-	1,048,025
2,461,900	Wachovia Preferred Funding Corporation		7.250%	A2	BBB+	68,071,535
156,000	Weingarten Realty Trust, Series E		6.950%	Baa1	A-	4,009,200

	Specialty Retail - 0.0%
19,600	Sherwin Williams Company, Series III (CORTS)		7.250%	A2	A	516,460

	Wireless Telecommunication Services - 2.2%
157,500	Telephone and Data Systems Inc.		7.600%	Baa1	A-	4,146,975
1,317,400	United States Cellular Corporation		8.750%	Baa1	NR	36,900,374
6,400	Verizon Communications (CORTS)		7.375%	NR	A+	171,456

	Total $25 Par (or similar) Securities (cost $1,139,416,880)					1,198,712,496

	CONVERTIBLE PREFERRED SECURITIES - 7.1% (5.0% of Total Investments)
	Diversified Financial Services - 0.4%
210,000	Citigroup Global Markets		2.000%	Aa1	NR	8,407,350

	Diversified Telecommunication Services - 1.5%
546,000	Alltel Corporation		7.750%	A2	NR	28,260,960

	Electric Utilities - 3.3%
357,900	Ameren Corporation		9.750%	A3	BBB+	9,827,934
22,100	American Electric Power		9.250%	Baa3	NR	1,006,655
468,500	Dominion Resources Inc.		8.750%	Baa1	BBB+	25,345,850
126,500	FPL Group Inc.		8.000%	NR	A-	7,080,205
334,500	Public Service Enterprise Group		10.250%	Baa3	NR	19,584,975

	Gas Utilities - 1.3%
452,500	Keyspan Corporation		8.750%	A3	NR	23,982,500

	Healthcare Equipment & Supplies - 0.4%
128,600	Baxter International Inc.		7.000%	Baa1	NR	6,912,250

	Insurance - 0.2%
69,700	PMI Group Inc.		5.875%	A1	A	1,819,170
73,000	XL Capital Limited		6.500%	A2	A	1,803,830

	Total Convertible Preferred Securities (cost $120,429,105)					134,031,679

Principal					Ratings*
Amount (000)/						Market
Shares	Description(1)	Coupon	Maturity	Moody's	S&P	Value

	CAPITAL PREFERRED SECURITIES - 62.9% (44.4% of Total Investments)
	Commercial Banks - 44.8%
$19,000	AB Svensk Exportkredit, 144A	6.375%	10/27/49	Aa3	AA-	$ 19,217,398
62,474	Abbey National Capital Trust I	8.963%	12/30/49	A2	A-	84,560,933
15,000	ABN AMRO North America Holding Capital, 144A	6.523%	12/31/49	A3	A-	16,573,755
7,400	AgFirst Farm Credit Bank	7.300%	12/15/53	NR	NR	7,474,370
15,000	Ahmanson Capital Trust I, 144A	8.360%	12/01/26	Baa1	BBB	16,791,450
2,200	ANZ Capital Trust I, 144A	5.360%	12/29/49	A2	A-	2,221,446
6,500	Bank One Capital III	8.750%	9/01/30	A1	A-	8,700,328
26,355	BankBoston Capital Trust I, Series B	8.250%	12/15/26	Aa3	A-	29,821,025
3,031	BankBoston Capital Trust II, Series B	7.750%	12/15/26	Aa3	A-	3,352,037
5,000	BanPonce Trust I, Series A	8.327%	2/01/27	Baa1	BBB-	5,622,835
36,000	Barclays Bank plc, 144A	8.550%	6/15/49	Aa3	A+	44,152,884
5,300	Barnett Capital I	8.060%	12/01/26	Aa3	A-	5,929,592
2,750	BNP Paribas Capital Trust	7.200%	12/31/49	NR	A+	2,888,933
1,000	BNP Paribas Capital Trust, 144A	9.003%	12/29/49	A1	A+	1,243,434
4,000	BT Capital Trust, Series B1	7.900%	1/15/27	A2	NR	4,517,516
2,000	BT Institutional Capital Trust B, 144A	7.750%	12/01/26	A2	A-	2,199,514
500	BT Preferred Capital Trust II	7.875%	2/25/27	A2	NR	560,305
5,000	C.A. Preferred Fund Trust II	7.000%	10/30/49	NR	A	5,199,240
18,600	C.A. Preferred Funding Trust	7.000%	1/30/49	NR	A	19,293,613
7,750	Chase Capital Trust I, Series A	7.670%	12/01/26	A1	A-	8,406,510
2,229	Corestates Capital Trust I, 144A	8.000%	12/15/26	A1	A-	2,473,593
4,200	DBS Capital Funding Corporation, 144A	7.657%	3/15/49	A1	A-	4,885,654
11,825	Dime Capital Trust I, Series A	9.330%	5/06/27	Baa1	BBB	13,708,604
7,500	Dresdner Funding Trust I, 144A	8.151%	6/30/31	A3	BBB+	9,090,953
3,500	Farm Credit Bank of Texas	7.561%	11/05/49	NR	NR	3,632,171
5,000	FBS Capital Trust I	8.090%	11/15/26	A1	A-	5,628,670
3,500	First Chicago NBD Institutional Capital, 144A	7.950%	12/01/26	A1	NR	3,906,756
1,500	First Empire Capital Trust I	8.234%	2/01/27	Baa1	BBB	1,691,415
4,850	First Hawaiian Capital Trust I, Series B	8.343%	7/01/27	A3	A-	5,532,861
1,500	First Midwest Bancorp Inc.	6.950%	12/01/33	Baa2	BBB-	1,604,865
17,095	First Union Capital Trust II, Series A	7.950%	11/15/29	A1	BBB+	21,090,187
22,080	Fleet Capital Trust II	7.920%	12/11/26	Aa3	A-	24,626,575
10,000	Goldman Sachs Group Inc.	6.345%	2/15/34	A1	A-	10,064,890
13,000	Great Western Financial Trust II, Series A	8.206%	2/01/27	Baa1	BBB	14,729,819
44,010	HBOS Capital Funding LP, Notes	6.850%	3/01/49	NR	A	45,136,920
2,400	HSBC Capital Funding LP, 144A	9.547%	12/31/49	A1	A-	3,026,189
6,250	HSBC Capital Funding LP, Debt	10.176%	6/30/50	A1	A-	9,573,794
3,600	JPM Capital Trust I	7.540%	1/15/27	A1	A-	3,852,824
22,085	JPM Capital Trust II	7.950%	2/01/27	A1	A-	24,659,669
32,000	KBC Bank Fund Trust III, 144A	9.860%	11/02/49	A2	A-	39,613,312
2,500	KeyCorp Institutional Capital Trust A	7.826%	12/01/26	A3	BBB	2,770,860
13,500	Lloyds TSB Bank plc, Subordinate Note	6.900%	11/22/49	Aa2	A+	14,024,030
25,000	M&I Capital Trust A	7.650%	12/01/26	A2	BBB+	27,761,625
25,000	Mellon Capital Trust I, Series A	7.720%	12/01/26	A2	NR	27,807,050
19,500	NB Capital Trust II	7.830%	12/15/26	Aa3	A-	22,206,503
14,000	Nordbanken AB, 144A	8.950%	11/29/49	A2	A-	16,885,806
2,000	North Fork Capital Trust I, Capital Securities	8.700%	12/15/26	A3	BBB-	2,277,110
8,000	North Fork Capital Trust II	8.000%	12/15/27	A3	BBB-	9,043,960
2,000	Peoples Heritage Capital Trust I, Series B	9.060%	2/01/27	Baa1	BB+	2,343,480
33,085	PNC Institutional Capital Securities, 144A	7.950%	12/15/26	A3	BBB+	36,730,735
2,000	Popular North American Capital Trust I	6.564%	9/15/34	Baa1	BBB-	2,039,070
11,600	RBS Capital Trust B	6.800%	12/31/49	NR	A	11,931,366
8,000	Reliance Capital Trust I, Series B	8.170%	5/01/28	NR	NR	9,157,792
500	Republic New York Capital II, Capital Securities	7.530%	12/04/26	A1	A-	546,517
17,500	Royal Bank of Scotland Group plc	9.118%	3/31/49	A1	A	21,538,248
2,150	Royal Bank of Scotland Group plc	7.648%	8/31/49	A1	A	2,572,746
1,500	SocGen Real Estate Company LLC, 144A	7.640%	12/29/49	A2	A	1,665,891
5,000	Sparebanken Rogaland, Notes, 144A	6.443%	5/01/49	Baa1	NR	5,106,000
9,000	St. George Funding Company LLC, 144A	8.485%	6/30/47	Baa1	NR	10,365,390
3,240	State Street Institutional Capital Trust, 144A	7.940%	12/30/26	A1	A	3,702,251
21,000	UBS Preferred Funding Trust I	8.622%	10/29/49	A1	AA-	25,383,708
7,500	Union Planters Capital Trust A	8.200%	12/15/26	A2	BBB+	8,417,325
240	Union Planters Preferred Fund, 144A	7.750%	7/15/53	A2	BBB-	26,160,000
1,000	Wells Fargo Capital I	7.960%	12/15/26	Aa2	A	1,136,014
10,000	Zions Institutional Capital Trust, Series A	8.536%	12/15/26	Baa1	BBB-	11,558,620

	Consumer Finance - 1.6%
8,595	Countrywide Capital Trust I	8.000%	12/15/26	Baa1	BBB+	9,283,674
18,460	Countrywide Capital Trust III, Series B	8.050%	6/15/27	Baa1	BBB+	21,666,373

	Diversified Financial Services - 1.3%
8,000	Keycorp Capital III	7.750%	7/15/29	A3	BBB	9,426,056
13,800	Old Mutual Capital Funding, Notes	8.000%	6/22/53	NR	NR	14,192,638

	Diversified Telecommunication Services - 3.1%
45,250	Centaur Funding Corporation, Series B, 144A	9.080%	4/21/20	Baa1	BBB+	58,556,351

	Gas Utilities - 0.6%
10,750	KN Capital Trust III	7.630%	4/15/28	Baa3	BB+	11,835,524

	Insurance - 11.0%
14,280	Ace Capital Trust II	9.700%	4/01/30	Baa1	BBB-	19,691,934
2,000	Allstate Financing II	7.830%	12/01/45	A2	A-	2,232,960
28,000	American General Institutional Capital, 144A	8.125%	3/15/46	Aa1	AA	36,176,168
10,000	Berkeley Capital Trust	8.197%	12/15/45	Baa3	BBB-	10,860,900
6,000	MIC Financing Trust I	8.375%	2/01/27	A1	A+	6,484,140
8,500	Prudential plc	6.500%	6/29/49	Baa1	A	8,291,929
10,000	RenaissanceRe Capital Trust	8.540%	3/01/27	Baa1	BBB+	11,520,310
51,700	Sun Life Canada Capital Trust, Capital Securities, 144A	8.526%	5/06/47	A1	A+	59,696,542
44,515	Zurich Capital Trust I, 144A	8.376%	6/01/37	Baa2	A-	50,957,033

	Oil & Gas - 0.4%
7,355	Phillips 66 Capital Trust II	8.000%	1/15/37	Baa2	BBB	8,378,147

	Real Estate - 0.1%
2,000	Mangrove Bay, Class 3, 144A	6.102%	7/15/33	NR	BBB+	2,042,324

	Total Capital Preferred Securities (cost $1,095,687,914)					1,181,681,939

	CORPORATE BONDS - 4.7% (3.3% of Total Investments)
	Automobiles - 4.7%
7,525	Ford Motor Company	8.900%	1/15/32	Baa1	BBB-	8,466,980
4,000	Ford Motor Company	7.450%	7/16/31	Baa1	BBB-	3,933,324
21,500	Ford Motor Company, Debenture	7.400%	11/01/46	Baa1	BBB-	20,276,452
52,860	General Motors Acceptance Corporation, Notes	8.000%	11/01/31	A3	BBB	54,863,812
600	General Motors Corporation, Senior Debentures	8.375%	7/15/33	Baa1	BBB	638,861

	Total Corporate Bonds (cost $78,440,727)					88,179,429

	REPURCHASE AGREEMENTS - 3.1% (2.2% of Total Investments)
$9,893	State Street Bank, 1.7000%, dated 9/30/04, due 10/01/04, repurchase price					9,892,607
	$9,893,074 collateralized by $10,145,000 U.S. Treasury Bonds, 0.000%,
	due 1/20/05, value $10,094,275
24,000	State Street Bank, 1.7000%, dated 9/30/04, due 10/01/04, repurchase price					24,000,000
	$24,001,133 collateralized by $24,605,000 U.S. Treasury Bonds, 0.000%,
	due 1/20/05, value $24,481,975
24,000	State Street Bank, 1.7000%, dated 9/30/04, due 10/01/04, repurchase price					24,000,000
	$24,001,133 collateralized by $16,390,000 U.S. Treasury Bonds, 9.000%,
	due 11/15/18, value $24,482,563

	Total Repurchase Agreements (cost $57,892,607)					57,892,607

	Total Investments (cost $2,491,867,233) - 141.7%					2,660,498,150

	Other Assets Less Liabilities - 0.9%					17,464,546

	FundPreferred Shares, at Liquidation Value - (42.6)%					(800,000,000)

	Net Assets Applicable to Common Shares - 100%					$1,877,962,696

Interest Rate Swap Transactions Outstanding at September 30, 2004:
					Unrealized
	Notional			Termination	Appreciation
	Amount	Fixed Rate	Floating Rate**	Date	(Depreciation)

	$200,000,000	2.6300%	1.6963%	11/06/05	$ (365,956)
	200,000,000	3.3750	1.6963	11/06/07	(924,859)
	200,000,000	3.9100	1.6963	11/06/09	(1,837,245)

					$(3,128,060)

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
*	Ratings below Baa by Moody's Investor Service, Inc. or BBB by Standard & Poor's Group are considered to be below investment grade.
**	Based on LIBOR (London Interbank Offered Rate)
(a)	Security is eligible for the Dividends Received Deduction.
144A	144A securities are those which are exempt from registration under Rule 144A of the Securities Act of
1933, as amended. These securities may only be resold in transactions exempt from registration which are normally those transactions with qualified institutional buyers.
(CORTS)	Corporate Backed Trust Securities.
(PPLUS)	PreferredPlus Trust.
(SATURNS)	Structured Asset Trust Unit Repackaging.
NR	Security is not rated.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to the recognition of income on certain securities, which are treated as debt securities for income tax purposes and equity securities for fiinancial statement purposes, and timing differences in recognizing certain gains and losses on security transactions.

At September 30, 2004, the cost of investments was $2,492,836,325.

Gross unrealized appreciation and gross unrealized depreciation of investments at September 30, 2004, were as follows:

Gross unrealized:
	Appreciation	$174,694,816
	Depreciation	(7,032,991)

	Net unrealized appreciation of investments	$167,661,825

Item 2. Controls and Procedures.

  The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, (17 CFR 240.13a-15(b) or 240.15d-15(b)).
  There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Nuveen Quality Preferred Income Fund 2

By (Signature and Title)*          /s/ Jessica R. Droeger--Vice President and Secretary

Date         11/29/04

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*         /s/ Gifford R. Zimmerman--Chief Administrative Officer (Principal Executive Officer)

Date         11/29/04

By (Signature and Title)*         /s/ Stephen D. Foy--Vice President and Controller (Principal Financial Officer)

Date         11/29/04

* Print the name and title of each signing officer under his or her signature.